Cover	Nov. 14, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity File Number	001-39013
Entity Registrant Name	XEROX HOLDINGS CORPORATION
Entity Central Index Key	0001770450
Entity Tax Identification Number	83-3933743
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	203
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Xerox Holdings Corporation Common Stock,
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Xerox Corporation [Member]
Entity Information [Line Items]
Entity File Number	001-04471
Entity Registrant Name	XEROX CORPORATION
Entity Central Index Key	0000108772
Entity Tax Identification Number	16-0468020
Entity Incorporation, State or Country Code	NY
Entity Emerging Growth Company	false